Loans To Customers - Summary of Movement In Loans To Customers (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans and receivables, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Customers amounting	¥ 847	¥ 1,181	¥ 279